First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005
212-858-8144

                                                          May 5,1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

               Re:    First Investors New York Insured
                      Tax Free Fund, Inc.
                      File Nos. 2-86489 and 811-3843
                      ------------------------------

Dear Sirs:

        Pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the "Act"), we hereby electronically file the definitive Prospectus dated April 30, 1999 for the above Registrant.

        Please note that the Registrant and the following Series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured") have a combined Prospectus:

                                Connecticut Fund
                                Florida Fund
                                Massachusetts Fund
                                New Jersey Fund

        Multi-State Insured is filing this document in a separate electronic filing.

        Pursuant to Rule 497(j) of the Act, Registrant hereby certifies:

        (1) The form of combined Propectus containing First Investors Insured Intermediate Tax Exempt Fund, a Series of First Investors Series Fund, First Investors Insured Tax Exempt Fund, Registrant, and all Series of Multi-State Insured and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 20 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

        (2) The text of Post-Effective Amendment No. 20 was filed electronically with the Commission.

                                                          Very truly yours,

                                                          /s/ Tammie Lee

                                                          Tammie Lee
                                                          Assistant Counsel